Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2024
Credit Loss [Abstract]
Schedule of accounts receivable, net

	December 31, 2023	December 31, 2024	December 31, 2024
	RMB	RMB	USD
Accounts receivable	14,431,613	27,502,332	3,825,932
Less: allowance for expected credit loss	(4,588,786)	(4,030,967)	(560,760)
Accounts receivable, net	9,842,827	23,471,365	3,265,172

Schedule of allowance for doubtful accounts

	December 31, 2023	December 31, 2024	December 31, 2024
	RMB	RMB	USD
Beginning balance	4,862,941	4,588,786	647,886
Allowance for expected credit loss	-	2,492,478	349,984
write-off	(274,155)	(3,050,297)	(428,310)
Exchange rate difference	-	-	(8,800)
Ending balance	4,588,786	4,030,967	560,760